Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) Investment	Dec. 31, 2024 USD ($) Investment	Dec. 31, 2023 USD ($)	Dec. 31, 2025 GBP (£) Investment	Dec. 31, 2025 CAD ($) Investment	Dec. 31, 2025 AUD ($) Investment	Dec. 31, 2025 CHF (SFr) Investment	Dec. 31, 2025 SGD ($) Investment	Dec. 31, 2024 GBP (£) Investment	Dec. 31, 2024 CAD ($) Investment	Dec. 31, 2024 AUD ($) Investment	Dec. 31, 2024 CHF (SFr) Investment	Dec. 31, 2024 SGD ($) Investment	Sep. 30, 2021 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Other investments (equity method)	[1]	$ 279.6	$ 267.2
Total as percent of invested assets		37.10%	46.40%
Investable assets held by the Company		$ 8,300.0	$ 7,700.0
Commitment to invest in private assets		78.0	57.0	$ 99.0
Investable assets held by insurance regulators		$ 461.7	471.9
Minimum capital required | £					£ 0.4					£ 0.4
Percentage of reinsurance liabilities		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities		$ 497.6	648.8
Regulatory deposits		3.4	6.9
Deposit with states		$ 7.1	$ 6.5
Number of investments | Investment		1	1		1	1	1	1	1	1	1	1	1	1
Collect Premium Issue | Pending Litigation
Restricted Cash And Collateral [Line Items]
Loss Contingency, Damages Sought, Value		$ 150.0
Straddle Account Issue | Pending Litigation
Restricted Cash And Collateral [Line Items]
Loss Contingency, Damages Sought, Value		50.0
Construction Defect Issue | Pending Litigation
Restricted Cash And Collateral [Line Items]
Loss Contingency, Damages Sought, Value		100.0
U.S. Reinsurance Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		718.6	$ 1,001.5
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		243.8	334.0
US Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		155.2	150.2
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		176.7				$ 242.3					$ 219.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		42.5					$ 63.7					$ 78.1
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		6.5						SFr 5.1					SFr 4.8
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		165.8							$ 213.2					$ 201.7
US Mortgage Trusts
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		$ 547.4	439.2
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities		$ 151.3	$ 182.3
Bermuda | Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund		20.0
Aspen UK | U.S. Reinsurance Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund		$ 20.0
Limited Partner
Restricted Cash And Collateral [Line Items]
Restricted assets															$ 20.0	$ 100.0

[1]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).